Discontinued Operations and Other Divestitures	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations and Other Divestitures
8. DISCONTINUED OPERATIONS AND OTHER DIVESTITURES

Discontinued Operations

Snacks

During the second quarter of 2019, due to changes in market price expectations for the sale of the Company's Snacks division, the Company assessed the recoverability of the carrying value of the long-lived assets associated with the asset group. This assessment resulted in total long-lived asset impairment losses of $66.5 million, comprised of $63.2 million of property, plant, and equipment impairment losses and $3.3 million of intangible asset impairment losses. These losses result from the estimated fair value of the Snacks asset group, which was determined by its estimated discounted cash flows. These cash flows represent Level 3 inputs under ASC 820. These impairment charges are included in Net loss from discontinued operations in the Consolidated Statements of Operations.

On August 1, 2019, the Company completed the sale of our Snacks division to Atlas Holdings, LLC. ("Atlas") for $90 million in cash, subject to customary purchase price adjustments. The Company classified the proceeds within Net cash provided by (used in) investing activities - discontinued operations and used the net proceeds of the sale to pay down debt. The Company recognized a non-cash pre-tax loss on the transaction upon closing of $98.4 million, which is recognized as a component of Net loss from discontinued operations in the Consolidated Statements of Operations. For tax purposes, the sale has resulted in an estimated capital loss of $586.9 million. As a result, we have established a deferred tax asset of $149.3 million. A full valuation allowance was recorded against the deferred tax asset as we have not met the accounting requirements for recognition of a benefit at this time. The sale of this business is part of the Company's strategy to pursue portfolio optimization. The Snacks division operated three plants located in Robersonville, North Carolina; El Paso, Texas; and Dothan, Alabama. A fourth plant in Minneapolis, Minnesota was not included with the sale and closed during the third quarter of 2019.

The Company entered into a Transition Services Agreement ("TSA") with Atlas, which is designed to ensure and facilitate an orderly transfer of business operations. The services provided under the TSA will terminate at various times between six and twelve months from the date of sale and can be renewed with a maximum of an additional twelve-month period for certain services. The income received under the TSA was not material for the year ended December 31, 2019 and is primarily classified within General and administrative expenses or Cost of sales in the Company's Consolidated Statements of Operations depending on the functions being supported by the Company. Except for customary post-closing adjustments and transition services, the Company has no continuing involvement with Atlas subsequent to the completion of the sale.

Ready-to-eat Cereal

On May 1, 2019, the Company entered into a definitive agreement to sell its RTE Cereal business, which until that time had been a component of the Meal Preparation reporting segment. The sale of this business is part of the Company's strategy to pursue portfolio optimization. On December 19, 2020, the Federal Trade Commission ("FTC") objected to the sale to Post. On December 23, 2019, the Company and Post then extended the sale agreement until January 31, 2020. On January 13, 2020, the sale to Post was terminated and the Company announced its intention to pursue a sale of the RTE business to alternative buyers.

The Company continues to classify the RTE Cereal business as a discontinued operation as of December 31, 2019. The expected disposal loss for the RTE Cereal business is remeasured each quarter at the lower of carrying value or estimated fair value less costs to sell and is included in the valuation allowance in the balance sheet. The Company has recognized the expected disposal loss as an impairment charge of $74.5 million during the year ended December 31, 2019. The impairment is classified as a component of Net loss from discontinued operations in the Consolidated Statements of Operations. Completion of the sale may be for amounts that could be significantly different from the current fair value estimate. The Company's estimate of fair value will be evaluated and recognized each reporting period until the divestiture is complete.

The Company has reflected the Snacks division (through the date of sale) and RTE Cereal business as discontinued operations for all periods presented. Unless otherwise noted, amounts and disclosures throughout these Notes to Consolidated Financial Statements relate to the Company's continuing operations.

Results of discontinued operations were as follows:

	Year Ended December 31,
	2019	2018	2017
	(in millions)
Net sales	$638.0	$1,226.6	$1,454.1
Cost of sales	619.5	1,167.4	1,346.9
Selling, general, administrative and other operating expenses	55.2	78.7	103.6
Asset impairment	141.0	—	490.7
Loss on sale of business	98.4	—	—
Operating loss from discontinued operations	(276.1)	(19.5)	(487.1)
Interest and other expense	7.7	11.7	4.1
Income tax benefit	(33.1)	(13.0)	(100.4)
Net loss from discontinued operations	$(250.7)	$(18.2)	$(390.8)

Assets and liabilities of discontinued operations presented in the Consolidated Balance Sheets as of December 31, 2019 and 2018 include the following:

	December 31, 2019	December 31, 2018
	(in millions)
Inventories	$41.6	$248.2
Prepaid expenses and other assets	—	8.2
Property, plant, and equipment, net	64.4	132.1
Operating lease right-of-use assets	7.5	—
Goodwill	53.5	53.5
Intangible assets	38.6	43.8
Valuation allowance	(74.5)	—
Total assets of discontinued operations	$131.1	$485.8

Accrued expenses and other liabilities	$8.3	$6.0
Operating lease liabilities	8.2	—
Total liabilities of discontinued operations	$16.5	$6.0

Other Divestitures

In-Store Bakery Facilities

During the fourth quarter of 2019, the Company reached the decision to sell two of its In-Store Bakery facilities located in Fridley, Minnesota and Lodi, California, which manufacture breads, rolls, and cakes for in-store retail bakeries and foodservice customers. These two facilities are included within the Snacking & Beverages reporting segment. The Company determined the associated assets met the held for sale accounting criteria as of December 31, 2019 and were classified accordingly in the Consolidated Balance Sheets. These two facilities did not meet the criteria to be presented as a discontinued operation.

The disposal group was measured at fair value, and the Company recognized the expected disposal loss as an impairment charge of $41.1 million during the year ended December 31, 2019, as the fair value was determined to be less than the carrying value of the associated assets, including the related goodwill. The impairment is recognized within Asset impairment in the Consolidated Statements of Operations.

On January 10, 2020, the Company entered into a definitive agreement to sell these facilities. The transaction is subject to customary closing conditions and is expected to close during the second quarter of 2020.

The following table represents detail of assets held for sale as of December 31, 2019:

December 31, 2019
(in millions)
Inventories	$9.4
Property, plant, and equipment, net	40.9
Goodwill	5.7
Intangible assets, net	9.4
Valuation allowance	(41.1)
Total assets held for sale	$24.3

The Company also had $2.7 million of assets classified as held for sale as of December 31, 2019 related to the closure of the Minneapolis, Minnesota facility. The sale of these assets is expected by the third quarter of 2020. There was no impairment related to the reclassification of these assets to assets held for sale.

McCann's Business

On July 16, 2018, the Company completed the divestiture of its McCann's business. The McCann's business produced steel cut Irish oatmeal and was previously reported within the Meal Preparation segment. This divestiture did not meet the criteria to be presented as a discontinued operation. The Company recognized a gain upon divestiture of $14.3 million within Other operating expense, net in the Consolidated Statements of Operations during the year ended December 31, 2018.

SIF Business

On May 22, 2017, the Company completed the divestiture of its SIF business. The SIF business produced private label condensed and ready-to-serve soup, baby food, and gravies for the Meal Preparation segment. This divestiture did not meet the criteria to be presented as a discontinued operation. The Company recognized a loss upon divestiture of $86.0 million within Other operating expense, net in the Consolidated Statements of Operations during the year ended December 31, 2017.